SHORT-TERM AND LONG-TERM INVESTMENTS (Summary of Continuous Unrealized Losses and Fair Values) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	$ 136,249	$ 19,444
Fair value,12 months or greater	55,913	63,611
Fair value, Total	192,162	83,055
Unrealized losses, less than 12 months	(711)	(137)
Unrealized losses, 12 months or greater	(368)	(284)
Unrealized losses, Total	(1,079)	(421)
Corporate debentures [Member]
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	135,252	19,444
Fair value,12 months or greater	49,076	56,799
Fair value, Total	184,328	76,243
Unrealized losses, less than 12 months	(711)	(137)
Unrealized losses, 12 months or greater	(198)	(88)
Unrealized losses, Total	(909)	(225)
U.S. treasuries [Member]
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months
Fair value,12 months or greater	6,837	6,812
Fair value, Total	6,837	6,812
Unrealized losses, less than 12 months
Unrealized losses, 12 months or greater	(170)	(196)
Unrealized losses, Total	(170)	$ (196)
U.S. Government agencies [Member]
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	997
Fair value,12 months or greater
Fair value, Total	997
Unrealized losses, less than 12 months
Unrealized losses, 12 months or greater
Unrealized losses, Total